STOCKHOLDERS' EQUITY (Details) - USD ($)	6 Months Ended		12 Months Ended			48 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Apr. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	23,500		17,500	19,250		17,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	10,000	10,000	10,000	3,250
Share-based Payment Arrangement, Expense	$ 131,600	$ 7,400	$ 22,000	$ 9,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 674,000		$ 348,000			$ 348,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)	3,000	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)					100,000		100,000
Stock Repurchased During Period, Shares (in shares)			0	7,199	33,500	40,699
Stock Repurchase Program, Number of Additional Shares Authorized to be Repurchased (in shares)							33,500
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased (in shares)			92,801			92,801
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	36,550	0	54,300	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 11.01		$ 6.11
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			3 years
The 1995 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			442,750			442,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,000		5,000			5,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	102,157
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in shares)			11,750
The 1995 Incentive Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)				102,157
The 1995 Incentive Stock Option Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	442,750
The 2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	3,957		47,107			47,107
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in shares)	12,750		750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	23,250		13,250
The 2019 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in shares)	102,157
The 2019 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			54,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	90,850